SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33— SUBSEQUENT EVENTS

On March 26th, 2025, the Company’s Focal One Robotic HIFU System received CE Mark certification from GMED, the Company’s notified body, for the treatment of posterior deep endometriosis infiltrating the rectum and surrounding structures.